Impairment losses	12 Months Ended
Mar. 31, 2018
Impairment losses
Impairment losses

 4. Impairment losses

Impairment occurs when the carrying value of assets is greater than the present value of the net cash flows they are expected to generate. We review the carrying value of assets for each country in which we operate at least annually. For further details of our impairment review process see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Accounting policies

Goodwill

Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is an indication that the asset may be impaired.

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash- generating units. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. Impairment losses recognised for goodwill are not reversible in subsequent periods.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

The Group prepares and approves formal five year management plans for its operations, which are the basis for the value in use calculations.

Property, plant and equipment and finite lived intangible assets

At each reporting period date, the Group reviews the carrying amounts of its property, plant and equipment and finite lived intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount and an impairment loss is recognised immediately in the income statement.

Where an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset or cash-generating unit in prior years and an impairment loss reversal is recognised immediately in the income statement.

Impairment losses

Following our annual impairment review, the impairment charges recognised in the consolidated income statement within operating profit in respect of goodwill are stated below. The impairment losses were based on value in use calculations.

		2018	2017	2016
Cash-generating unit	Reportable segment	€m	€m	€m
Romania	Other Europe	—	—	569
		—	—	569

For the year ended 31 March 2018, the Group recorded a non-cash charge of €3,170 million (€2,245 million net of tax), included in discontinued operations, as a result of the re-measurement of Vodafone India's fair value less costs of disposal. See note 7 “Discontinued operations and assets and liabilities held for sale” for further details.

For the year ended 31 March 2017, the Group recorded a non-cash impairment charge of €4,515 million in respect of the Group’s investment in India which, together with the recognition of an associated €840 million deferred tax asset, led to an overall €3,675 million reduction in the carrying value of Vodafone India, the results of which are included in discontinued operations (see note 7 “Discontinued operations and assets and liabilities held for sale”) for further details.

Goodwill

The remaining carrying value of goodwill at 31 March was as follows:

	2018	2017
	€m	€m
Germany	12,479	12,479
Italy	3,654	3,654
Spain	3,814	3,814
	19,947	19,947
Other	6,787	6,861
	26,734	26,808

Key assumptions used in the value in use calculations

The key assumptions used in determining the value in use are:

Assumption	How determined
Projected adjusted EBITDA	Projected adjusted EBITDA has been based on past experience adjusted for the following:

– voice and messaging revenue is expected to benefit from increased usage from new customers, especially in emerging markets, the introduction of new services and traffic moving from fixed networks to mobile networks, though these factors will be offset by increased competitor activity, which may result in price declines, and the trend of falling termination and other regulated rates;

– non-messaging data revenue is expected to continue to grow as the penetration of 3G (plus 4G where available) enabled devices and smartphones rise along with higher data bundle attachment rates, and new products and services are introduced; and

– margins are expected to be impacted by negative factors such as the cost of acquiring and retaining customers in increasingly competitive markets and the expectation of further termination rate cuts by regulators and by positive factors such as the efficiencies expected from the implementation of Group initiatives.

Projected capital expenditure

The cash flow forecasts for capital expenditure are based on past experience and include the ongoing capital expenditure required to roll out networks in emerging markets, to provide voice and data products and services and to meet the population coverage requirements of certain of the Group’s licences. Capital expenditure includes cash outflows for the purchase of property, plant and equipment and computer software.

Projected licence and spectrum payments

The cash flow forecasts for licence and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed.

Long-term growth rate	For businesses where the five year management plans are used for the Group’s value in use calculations, a long-term growth rate into perpetuity has been determined as the lower of:
– the nominal GDP rates for the country of operation; and
– the long-term compound annual growth rate in adjusted EBITDA in years six to ten estimated by management.

Pre-tax risk adjusted discount rate

The discount rate applied to the cash flows of each of the Group’s operations is generally based on the risk free rate for ten year bonds issued by the government in the respective market. Where government bond rates contain a material component of credit risk, high-quality local corporate bond rates may be used.

These rates are adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific Group operating company. In making this adjustment, inputs required are the equity market risk premium (that is the required increased return required over and above a risk free rate by an investor who is investing in the market  as a whole) and the risk adjustment, beta, applied to reflect the risk of the specific Group operating company relative to the market as a whole.

In determining the risk adjusted discount rate, management has applied an adjustment for the systematic risk to each of the Group’s operations determined using an average of the betas of comparable listed mobile telecommunications companies and, where available and appropriate, across a specific territory. Management has used a forward-looking equity market risk premium that takes into consideration both studies by independent economists, the average equity market risk premium over the past ten years and the market risk premiums typically used by investment banks in evaluating acquisition proposals.

Year ended 31 March 2018

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
	Germany	Spain	Italy	Romania
	%	%	%	%
Pre-tax adjusted discount rate	8.3	9.7	10.4	9.8
Long-term growth rate	0.5	1.5	1.0	1.5
Projected adjusted EBITDA[1]	3.7	5.9	(2.6)	2.6
Projected capital expenditure[2]	16.6-18.8	16.8-17.4	12.1-13.3	11.9-14.6

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

Other than as disclosed below, management believes that no reasonably possible change in any of the above key assumptions would cause the carrying value of any cash-generating unit to materially exceed its recoverable amount.

The estimated recoverable amount of the Group’s operations in Germany, Spain and Romania exceed their carrying values by €7.7 billion, €0.3 billion and €nil respectively. The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2018.

	Change required for carrying value to equal recoverable amount
	Germany	Spain	Romania
	pps	pps	pps
Pre-tax risk adjusted discount rate	2.0	0.2	0.1
Long-term growth rate	(2.3)	(0.2)	(0.1)
Projected adjusted EBITDA[1]	(3.3)	(0.3)	(0.1)
Projected capital expenditure[2]	16.3	1.4	0.4

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

The carrying values for Vodafone UK, Portugal, Ireland and Czech Republic include goodwill arising from their acquisition by the Group and/ or the purchase of operating licences or spectrum rights. While the recoverable amounts for these operating companies are not materially greater than their carrying value, each has a lower risk of giving rise to impairment that would be material to the Group given their relative size or the composition of their carrying value. The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an impairment loss being recognised in the year ended 31 March 2018.

	Change required for carrying value to equal recoverable amount
	UK	Ireland	Portugal	Czech Republic
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	0.5	0.6	1.0	3.1
Long-term growth rate	(0.6)	(0.7)	(1.1)	(4.0)
Projected adjusted EBITDA[1]	(0.8)	(1.0)	(1.5)	(4.0)
Projected capital expenditure[2]	3.2	4.2	6.4	16.9

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Following the recent merger, the recoverable amount for VodafoneZiggo is not materially greater than its carrying value. If adverse impacts of economic, competitive, regulatory or other factors were to cause significant deterioration in the operations of VodafoneZiggo and the entity’s expected future cash flows, this may lead to an impairment loss being recognised.

Year ended 31 March 2017

During the year ended 31 March 2017, Vodafone India was classified as a discontinued operation and was consequently valued at fair value less costs of disposal. Vodafone India’s fair value less costs of disposal was not observable in a quoted market and accordingly was determined with reference to the outcomes from the application of a number of potential valuation techniques, which were considered to result in a “level 2” valuation[1]. As such significant judgement was required and involved the use of estimates. The two bases of valuation which were given the strongest weighting in the overall assessment of fair value are set out below. Fair value less costs of disposal excluding net debt was assessed to be INR 971 billion, equivalent to €14.0 billion. See note 7 “Discontinued operations and assets and liabilities held for sale” for further details.

–The contracted cash price for the sale of a portion of the entity to the Aditya Birla Group as part of the planned disposal of Vodafone India, adjusted for the agreed level of debt which is an observable price relating to Vodafone India; and

–The share price of Idea Cellular prior to the announcement of the plan to dispose of Vodafone India and participate with Idea Cellular in the planned jointly controlled entity, adjusted for transaction specific factors. Idea Cellular equity shares are the primary component of the consideration for Vodafone India to be received by the Group, and the value of the Idea Cellular shares has been adjusted to reflect 50% of the estimated cost synergies that management expects to be realised by the jointly controlled entity. A 10% increase or reduction in the expected cost synergies included in this determination of fair value would result in a €220 million increase or reduction, respectively, in the fair value less costs of disposal of Vodafone India calculated using this approach.

Note:

1	Level 2 classification comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
	Germany	Spain	Italy	Romania
	%	%	%	%
Pre-tax adjusted discount rate	8.4	9.7	10.3	9.0
Long-term growth rate	0.5	1.5	1.0	1.0
Projected adjusted EBITDA[1]	3.0	7.9	(0.8)	0.1
Projected capital expenditure[2]	14.9–16.5	14.3–15.8	12.7–14.2	12.6–15.9

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

Other than as disclosed below, management believed that no reasonably possible change in any of the above key assumptions would cause the carrying value of any cash-generating unit to materially exceed its recoverable amount.

The estimated recoverable amount of the Group’s operations in Germany, Spain and Romania exceed their carrying values by €3.5 billion, €1.0 billion and €0.2 billion respectively. The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2017:

	Change required for carrying value to equal recoverable amount
	Germany	Spain	Romania
	pps	pps	pps
Pre-tax risk adjusted discount rate	0.9	0.6	1.5
Long-term growth rate	(1.0)	(0.7)	(1.7)
Projected adjusted EBITDA[1]	(1.6)	(1.1)	(1.9)
Projected capital expenditure[2]	7.6	4.4	7.1

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

The carrying values for Vodafone UK, Portugal, Ireland and Czech Republic include goodwill arising from their acquisition by the Group and/ or the purchase of operating licences or spectrum rights. While the recoverable amounts for these operating companies were not materially greater than their carrying value, each had a lower risk of giving rise to impairment that would be material to the Group given their relative size or the composition of their carrying value. The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an impairment loss being recognised in the year ended 31 March 2017:

	Change required for carrying value to equal recoverable amount
	UK	Ireland	Portugal	Czech Republic
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	0.5	0.8	0.6	2.1
Long-term growth rate	(0.6)	(0.9)	(0.6)	(2.4)
Projected adjusted EBITDA[1]	(0.8)	(1.2)	(0.9)	(2.8)
Projected capital expenditure[2]	3.2	4.3	3.9	12.0

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as of capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Year ended 31 March 2016

During the year ended 31 March 2016 impairment charges of €569 million were recorded in respect of the Group’s investments in Romania. The impairment charge related solely to goodwill. The recoverable amount of Romania was €0.9 billion.

The impairment charges were driven by lower projected cash flows within the business plans resulting in our reassessment of expected future business performance in the light of the current trading environment.

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
	Romania	Germany	Spain
	%	%	%
Pre-tax risk adjusted discount rate	9.7	8.2	9.7
Long-term growth rate	1.0	0.5	1.5
Projected adjusted EBITDA[1]	(0.3)	3.1	8.8
Projected capital expenditure[2]	11.5–18.8	14.5-15.6	11.2-19.7

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

Other than as disclosed below, management believed that no reasonably possible change in any of the above key assumptions would cause the carrying value of any cash-generating unit to materially exceed its recoverable amount.

The estimated recoverable amounts of the Group’s operations in Romania, Germany and Spain were equal to, or not materially greater than, their carrying values; consequently, any adverse change in key assumptions would, in isolation, cause a further impairment loss to be recognised.

The estimated recoverable amounts of the Group’s operations in Germany and Spain exceeded their carrying values by €2.0 billion and €1.0 billion respectively.

	Change required for carrying value
	to equal the recoverable amount
	Germany	Spain
	pps	pps
Pre-tax risk adjusted discount rate	0.5	0.6
Long-term growth rate	(0.5)	(0.8)
Projected adjusted EBITDA[1]	(0.9)	(1.2)
Projected capital expenditure[2]	4.4	4.8

The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an (increase)/decrease to the aggregate impairment loss recognised in the year ended 31 March 2016.

	Romania
	Increase by 2pps	Decrease by 2pps
	€bn	€bn
Pre-tax adjusted discount rate	(0.2)	0.3
Long-term growth rate	0.3	(0.2)
Projected adjusted EBITDA[1]	0.2	(0.2)
Projected capital expenditure[2]	(0.1)	0.1

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.